Sources of finance - Analysis of Future Anticipated Cash Flows in Related to Financial Derivatives (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 683.9	£ 783.2
Future anticipated cash flows, Financial assets	1,053.5	2,140.2
Trade and Other Payable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	97.8	183.2
Future anticipated cash flows, Financial assets	123.7	282.5
Trade and Other Payable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	21.4	19.2
Future anticipated cash flows, Financial assets	38.6	51.7
Trade and Other Payable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	20.5	18.8
Future anticipated cash flows, Financial assets	39.5	57.5
Trade and Other Payable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	20.7	20.0
Future anticipated cash flows, Financial assets	851.7	61.2
Trade and Other Payable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	523.5	20.7
Future anticipated cash flows, Financial assets		1,687.3
Trade and Other Payable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities		521.3
Trade and other receivable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	675.3	776.0
Future anticipated cash flows, Financial assets	1,057.2	2,162.7
Trade and other receivable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	96.7	183.0
Future anticipated cash flows, Financial assets	128.8	302.2
Trade and other receivable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	20.1	20.6
Future anticipated cash flows, Financial assets	38.8	55.4
Trade and other receivable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	18.8	18.1
Future anticipated cash flows, Financial assets	38.6	58.5
Trade and other receivable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	18.6	18.1
Future anticipated cash flows, Financial assets	851.0	60.5
Trade and other receivable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 521.1	18.1
Future anticipated cash flows, Financial assets		1,686.1
Trade and other receivable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities		£ 518.1